UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE


                  Report for the Quarter Ended June 30, 2002



                          AMERICAN FINANCIAL GROUP, INC.
                 One East Fourth Street, Cincinnati, Ohio 45202
     -------------------------------------------------------------------------
     (Name and Address of Institutional Investment Manager Filing this Report)


                         Form 13F File Number:  28-4389


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

                                 Fred J. Runk
                     Senior Vice President and Treasurer
                                (513) 579-2489
                -----------------------------------------------
                (Name, Title and Phone Number of Person Signing
                 this Report on Behalf of Reporting Manager)



Signature:

Fred J. Runk                            Cincinnati, Ohio      August 12, 2002
----------------------------------
Fred J. Runk
Senior Vice President and Treasurer


Report Type:
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.









                                 Page 1 of 3
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                            FORM 13F SUMMARY PAGE
                            ---------------------




Number of Other Included Managers:                         3
                                                      ----------

Form 13F Information Table Entry Total:                   43
                                                      ----------

Form 13F Information Table Value Total (thousands):   $ 923,908
                                                      ----------


Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than American Financial Group, Inc.):

    Number       13F File Number         Name of Subsidiary
    ------       ---------------         ------------------------------------

       1.             28-5042             AFC Holding Company

       2.             28-497              American Financial Corporation

       3.             28-498              Great American Insurance Company















                                     Page 2
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
                                                       FORM 13F INFORMATION TABLE


                                                             Column 4:  Column 5:                               Column 8:
                                   Column 2:                  Market    Shares or    Column 6: Column 7:    Voting Authority
        Column 1:                  Title of       Column 3:    Value    Principal   Investment    Other ---------------------------
     Name of Issuer                  Class          CUSIP     (000's)     Amount    Discretion Managers    Sole    Shared    None
     --------------             ---------------- ----------- --------- ------------ ---------- -------- ---------- ------ ---------
HOLDINGS OF GREAT AMERICAN INSURANCE COMPANY
--------------------------------------------
AOL TIME WARNER INC                   COM        00184A 10 5 $    385      26,149SH   Defined   1,2,3       26,149
ADELPHIA BUSINESS SOLUTIONS          CL A        006847 10 7        0      12,950SH   Defined     "         12,950
ADELPHIA COMMUNICATIONS CORP         CL A        006848 10 5        4      26,000SH   Defined     "         26,000
BROADWING INC                         COM        111620 10 0       85      32,611SH   Defined     "         32,611
CHIQUITA BRANDS INTL INC        *W EXP 3/19/2009 170032 11 4   12,444   1,944,340SH   Defined     "                       1,944,340
COMCAST CORP                         CL A        200300 10 1      460      19,000SH   Defined     "         19,000
COMCAST CORP                       CL A SPL      200300 20 0      834      35,000SH   Defined     "                          35,000
DIVINE INC                           CL A        255402 10 9       87      22,403SH   Defined     "         22,403
GREAT AMERN FINL RES INC              COM        389915 10 9  676,658  35,059,995SH   Defined     "     35,059,995
MARSH SUPERMARKETS INC               CL B        571783 20 8    2,635     189,543SH   Defined     "                         189,543
MARSH SUPERMARKETS INC               CL A        571783 30 7      603      39,543SH   Defined     "         39,543
OAKWOOD HOMES CORP                  COM NEW      674098 20 7       87      17,500SH   Defined     "         17,500
PROVIDENT FINL GROUP INC              COM        743866 10 5  161,652   5,572,271SH   Defined     "      5,572,271
QWEST COMMUNICATIONS INTL INC         COM        749121 10 9       50      17,902SH   Defined     "         17,902
RCN CORP                              COM        749361 10 1       29      21,000SH   Defined     "         21,000
SEABULK INTL INC                      COM        81169P 10 1      663      84,553SH   Defined     "         84,553
SEPRACOR INC                          COM        817315 10 4      986     103,200SH   Defined     "        103,200
TYCO INTL LTD NEW                     COM        902124 10 6    1,013      75,000SH   Defined     "         75,000
WASHINGTON MUT INC                    COM        939322 10 3      747      20,134SH   Defined     "         20,134

HOLDINGS OF OTHER SUBSIDIARIES
OF AFG EACH HAVING LESS THAN
$100 MILLION IN 13F SECURITIES
------------------------------
ADELPHIA BUSINESS SOLUTIONS          CL A        006847 10 7        0      26,200SH   Defined    1,2        26,200
ADELPHIA COMMUNICATIONS CORP         CL A        006848 10 5        8      52,605SH   Defined     "         52,605
BRISTOL MYERS SQUIBB CO               COM        110122 10 8      514      20,000SH   Defined   1,2,3       20,000
CHIQUITA BRANDS INTL INC        *W EXP 3/19/2009 170032 11 4    5,143     803,643SH   Defined     "                         803,643
COMCAST CORP                         CL A        200300 10 1      358      14,800SH   Defined    1,2        14,800
COMCAST CORP                       CL A SPL      200300 20 0      328      13,760SH   Defined     "                          13,760
JOHN HANCOCK BK &THRIFT OPP       SH BEN INT     409735 10 7      444      52,200SH   Defined     "         52,200
HOST MARRIOTT CORP NEW                COM        44107P 10 4      114      10,110SH   Defined     "         10,110
LEUCADIA NATL CORP                    COM        527288 10 4      834      26,352SH   Defined     "         26,352
MARSH SUPERMARKETS INC               CL B        571783 20 8    7,420     533,801SH   Defined     "                         533,801
MARSH SUPERMARKETS INC               CL A        571783 30 7   10,527     690,301SH   Defined     "        690,301
METLIFE INC                           COM        59156R 10 8    1,415      49,115SH   Defined               49,115
OAKWOOD HOMES CORP                  COM NEW      674098 20 7      233      46,700SH   Defined   1,2,3       46,700
POPULAR INC                           COM        733174 10 6    6,376     189,320SH   Defined     "        189,320
PRINCIPAL FINANCIAL GROUP INC         COM        7425V1 10 2    1,081      34,865SH   Defined    1,2        34,865
PROVIDENT FINL GROUP INC              COM        743866 10 5   20,218     696,943SH   Defined   1,2,3      696,943
RCN CORP                              COM        749361 10 1       97      70,250SH   Defined     "         70,250
SEABULK INTL INC                      COM        81169P 10 1    2,952     376,645SH   Defined     "        376,645
SEPRACOR INC                          COM        817315 10 4       76       8,000SH   Defined     "          8,000
TYCO INTL LTD NEW                     COM        902124 10 6      743      55,000SH   Defined     "         55,000
US BANCORP DEL                      COM NEW      902973 30 4      665      28,462SH   Defined    1,2        28,462
WASHINGTON MUT INC                    COM        939322 10 3    1,676      45,179SH   Defined   1,2,3       45,179
WESTPOINT STEVENS INC                 COM        961238 10 2      114      29,400SH   Defined    1,2        29,400
ZENITH NATL INS CORP                  COM        989390 10 9    3,150      98,900SH   Defined     "         98,900
                                                             --------
                                 REPORT TOTAL                $923,908
                                                             ========
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